UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	PGIM Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2018

Date of reporting period:	4/30/2018

Item 1. Schedule of Investments

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 132.6%
Bank Loans 18.9%
Aerospace & Defense 0.1%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.650%(c)	07/07/22		895	$ 901,484
Cable 0.3%
Mergermarket Bidco Ltd. (United Kingdom), Facility B1, 1 - 3 Month GBP LIBOR + 4.500%	5.090(c)	08/12/24	GBP	1,175	1,602,468
Capital Goods 1.8%
AI Robin Finco Ltd. (United Kingdom), Facility B, 6 Month EURIBOR + 4.500%	4.500(c)	09/12/24	EUR	2,500	3,021,510
Eagle Bidco Ltd. (United Kingdom), Term Loan	—(p)	05/12/22	GBP	3,650	5,023,942
Kiwi VFS Sub Ii Sarl (Luxembourg), Facility B1 Loan, 3 Month GBP LIBOR + 4.000%	4.520(c)	07/29/24	GBP	2,875	3,970,407
					12,015,859
Chemicals 0.6%
INEOS Finance PLC (United Kingdom), 2024 Euro Term Loan, 1 Month EURIBOR + 2.000%	2.500(c)	04/01/24	EUR	3,441	4,153,488
Commercial Services 0.7%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.400(c)	04/26/24		4,459	4,488,892
Consumer Services 1.9%
Diamond (BC) BV, Initial Euro Term Loan, 2 Month EURIBOR + 3.250%	3.250(c)	09/06/24	EUR	4,314	5,184,689
Verisure Holding AB (Sweden), Facility B1E, 3 Month EURIBOR + 3.000%	3.000(c)	10/21/22	EUR	3,000	3,592,225
West Corp., First Lien Term B Loan, 1 Month LIBOR + 4.000%	5.900(c)	10/10/24		3,716	3,728,462
					12,505,376

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Foods 1.0%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.150%(c)	02/15/21		3,701	$ 3,306,817
Froneri International PLC (United Kingdom), Facility B3, 1 Month GBP LIBOR + 3.250%	3.760(c)	01/31/25	GBP	2,600	3,586,473
					6,893,290
Healthcare & Pharmaceuticals 2.8%
Financiere Verdi I SAS (France), Facility B1, 3 Month GBP LIBOR + 4.750%	5.460(c)	07/21/23	GBP	6,000	8,247,350
HomeVi SAS (France), Senior Facility B, 3 Month EURIBOR + 3.250%	3.250(c)	10/31/24	EUR	2,650	3,205,470
Nidda Heathcare Holding AG (Germany), Facility B1 - GBP	—(p)	09/20/24	GBP	2,300	3,167,089
Unilabs Diagnostics AB (Sweden), Facility B2, 1 - 6 Month EURIBOR + 2.875%	2.875(c)	04/19/24	EUR	3,300	3,958,506
					18,578,415
Non-Captive Finance 0.3%
Exela Intermediate LLC, First Lien Term B Loan, 3 Month LIBOR + 7.500%	9.570(c)	06/30/23		1,975	1,986,728
Other Industry 0.9%
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.760(c)	03/03/24	GBP	583	791,258
WowMidco SAS (France), Facility B2, 6 Month EURIBOR + 3.500%	3.500(c)	03/16/23	EUR	4,000	4,844,734
					5,635,992
Packaging & Containers 0.3%
Coveris Holdings SA (Luxembourg), USD Term B-1 Loan, 3 Month LIBOR + 4.250%	6.550(c)	06/29/22		1,669	1,673,661
Retail 3.1%
Academy Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.923(c)	07/01/22		3,064	2,424,152
Euro Garages Ltd. (United Kingdom),
Term Loan	—(p)	02/28/25		4,050	5,551,277

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
Euro Garages Ltd. (United Kingdom), (cont’d.)
Term Loan	—%(p)	03/31/26		2,675	$ 3,216,865

Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24		3,255	3,212,278
Thom Europe (France), Facility B, 3 Month EURIBOR + 4.500%	4.500(c)	08/07/24	EUR	5,100	6,167,219
					20,571,791
Software 0.5%
Infor (US), Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	4.650(c)	02/01/22		745	747,714
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%	3.650(c)	08/01/21		2,493	2,494,435
					3,242,149
Technology 3.3%
BMC Foreign Holding Co. Unlimited Co., Initial B-2 Foreign Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750(c)	09/10/22	EUR	2,786	3,368,154
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.150(c)	09/10/22		4,314	4,328,805
Camelia Bidco Ltd. (United Kingdom), Facility B1, 3 Month GBP LIBOR + 4.750%	5.460(c)	10/10/24	GBP	2,200	3,032,545
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.150(c)	08/05/22		1,312	1,321,424
McAfee LLC,
Closing Date Euro Term Loan, 3 Month EURIBOR + 4.250%	4.250(c)	09/30/24	EUR	1,396	1,699,048
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.400(c)	09/30/24		5,647	5,713,176
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.400(c)	09/29/25		2,225	2,252,813
					21,715,965
Telecommunications 1.3%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.610(c)	05/27/24		2,836	2,828,662

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630%	01/02/24		2,925	$ 2,977,650
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.300(c)	09/09/21		2,890	2,916,968
					8,723,280
Tobacco 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term Loan	—(p)	07/01/22	EUR	202	244,732
Total Bank Loans (cost $120,928,855)					124,933,570
Corporate Bonds 111.5%
Argentina 0.4%
Cablevision SA,
Sr. Unsec’d. Notes	6.500	06/15/21		500	519,375
Sr. Unsec’d. Notes, 144A	6.500	06/15/21		2,286	2,374,582
					2,893,957
Australia 0.8%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A(aa)	6.500	05/15/21		4,505	4,651,412
FMG Resources August 2006 Pty. Ltd., Sr. Sec’d. Notes, 144A(aa)	9.750	03/01/22		659	725,946
					5,377,358
Brazil 2.4%
Banco do Brasil SAyman, Gtd. Notes(aa)	3.875	10/10/22		1,000	962,000
Braskem Finance Ltd., Gtd. Notes, 144A	5.750	04/15/21		4,000	4,139,600
JBS Investments GmbH, Gtd. Notes, 144A(aa)	7.750	10/28/20		5,300	5,386,178
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	7.250	06/01/21		1,189	1,197,918

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	7.250%	06/01/21	2,225	$ 2,241,687

Petrobras Global Finance BV, Gtd. Notes	8.375	05/23/21	1,960	2,208,528
				16,135,911
Canada 7.1%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	8,300	8,735,750
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	5,725	6,370,952

Brookfield Residential Properties, Inc., Gtd. Notes, 144A(aa)	6.500	12/15/20	3,025	3,062,812
Cascades, Inc., Gtd. Notes, 144A(aa)	5.500	07/15/22	2,279	2,267,605
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.875	12/15/23	2,675	2,748,562
MEG Energy Corp.,
Gtd. Notes, 144A(aa)	6.375	01/30/23	4,800	4,332,000
Gtd. Notes, 144A	7.000	03/31/24	400	359,000

Mercer International, Inc., Sr. Unsec’d. Notes(aa)	7.750	12/01/22	711	748,328
New Gold, Inc., Gtd. Notes, 144A(aa)	6.250	11/15/22	3,670	3,743,400
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	4,735	4,581,112
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	930	930,000

Quebecor Media, Inc., Sr. Unsec’d. Notes	5.750	01/15/23	2,830	2,900,750
Rockpoint Gas Storage Canada Ltd., Sr. Sec’d. Notes, 144A(aa)	7.000	03/31/23	2,175	2,172,281
Teck Resources Ltd.,
Gtd. Notes	4.500	01/15/21	650	656,500
Gtd. Notes, 144A(aa)	8.500	06/01/24	2,442	2,725,883

Teine Energy Ltd., Sr. Unsec’d. Notes, 144A	6.875	09/30/22	925	945,813
				47,280,748
Chile 0.6%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24	4,000	4,136,040

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, Sr. Sec’d. Notes, 144A	7.500%	05/01/25		625	$ 640,625
France 2.2%
Altice France SA, Sr. Sec’d. Notes, 144A(aa)	6.000	05/15/22		4,720	4,652,126
Banijay Group SAS, Sec’d. Notes, 144A	4.000	07/01/22	EUR	375	465,832
Loxam SAS, First Lien, 144A	3.500	04/15/22	EUR	1,600	2,004,961
Picard Groupe SAS, Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%(aa)	3.000(c)	11/30/23	EUR	4,350	5,230,496
Verallia Packaging SASU, Sr. Sec’d. Notes, 144A(aa)	5.125	08/01/22	EUR	2,000	2,495,526
					14,848,941
Germany 2.0%
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, 144A, Cash coupon 2.750% or PIK 3.500%(aa)	2.750	09/15/21	EUR	8,500	10,455,506
Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%(aa)	4.125	09/15/21		2,675	2,682,824
					13,138,330
Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,037,320
Ireland 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	6.750	05/15/24	EUR	400	526,358
Sr. Sec’d. Notes, 144A	4.250	09/15/22		2,800	2,782,500

Avolon Holdings Funding Ltd., Gtd. Notes, 144A	5.500	01/15/23		500	498,750
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500	05/31/22	EUR	1,000	1,236,581
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A	4.500	03/15/23		250	239,375
Gtd. Notes, 144A	5.250	08/15/22		1,600	1,590,000

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ireland (cont’d.)
Park Aerospace Holdings Ltd., (cont’d.)
Gtd. Notes, 144A	5.500%	02/15/24		125	$ 121,406

Smurfit Kappa Acquisitions Unlimited Co., Gtd. Notes, 144A	4.875	09/15/18		4,038	4,044,057
					11,039,027
Israel 0.3%
Teva Pharmaceutical Finance Netherlands II BV, Gtd. Notes, 144A(aa)	3.250	04/15/22	EUR	1,425	1,748,705
Italy 0.4%
Wind Tre SpA, First Lien, 144A(aa)	2.625	01/20/23	EUR	2,625	2,881,005
Jamaica 0.3%
Digicel Group Ltd.,
Sr. Unsec’d. Notes	8.250	09/30/20		950	849,063
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		500	446,875
Digicel Ltd.,
Sr. Unsec’d. Notes	6.000	04/15/21		500	475,625
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		400	380,500
					2,152,063
Luxembourg 2.2%
BMBG Bond Finance SCA, First Lien, 144A	3.000	06/15/21	EUR	2,000	2,447,949
Coveris Holdings SA, Gtd. Notes, 144A	7.875	11/01/19		5,000	5,101,500
Galapagos SA, Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.750%	4.423(c)	06/15/21	EUR	3,146	3,619,406
Intelsat Jackson Holdings SA, Sr. Sec’d. Notes, 144A	9.500	09/30/22		720	822,600
LSF9 Balta Issuer SARL, Sr. Sec’d. Notes	7.750	09/15/22	EUR	1,393	1,766,951
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	5.250	06/15/21	EUR	450	546,995
					14,305,401

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 1.7%
InterXion Holding NV, Sr. Sec’d. Notes(aa)	6.000%	07/15/20	EUR	2,500	$ 3,095,376
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A(aa)	3.875	09/01/22		2,825	2,764,969
Gtd. Notes, 144A(aa)	4.125	06/01/21		1,490	1,493,725

United Group BV, Sr. Sec’d. Notes, 144A	4.375	07/01/22	EUR	3,200	3,951,304
					11,305,374
Russia 2.0%
EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800	04/12/20		2,000	1,940,464
Evraz Group SA, Sr. Unsec’d. Notes	6.500	04/22/20		1,000	1,017,400
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	07/19/22		645	650,644
Sr. Unsec’d. Notes	6.510	03/07/22		1,470	1,558,441
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		3,500	3,530,625
Sr. Unsec’d. Notes, EMTN	3.600	02/26/21	EUR	2,000	2,535,956
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,000	1,448,298

Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes	5.717	06/16/21		500	513,500
					13,195,328
South Africa 0.6%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750	01/26/21		1,250	1,246,425
Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		2,500	2,482,000
					3,728,425
Sweden 0.6%
Intrum AB, Sr. Unsec’d. Notes, 144A	2.750	07/15/22	EUR	1,775	2,122,299

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Sweden (cont’d.)
Perstorp Holding AB, Sr. Sec’d. Notes	7.625%	06/30/21	EUR	732	$ 936,823
Verisure Holding AB, Sr. Sec’d. Notes, 144A	6.000	11/01/22	EUR	450	571,269
					3,630,391
Turkey 0.6%
Turkiye Is Bankasi,
Sr. Unsec’d. Notes	3.750	10/10/18		1,000	999,316
Sr. Unsec’d. Notes	5.000	04/30/20		1,375	1,367,795
Sr. Unsec’d. Notes, 144A, MTN	5.375	10/06/21		1,000	984,820
Sr. Unsec’d. Notes, MTN	5.375	10/06/21		625	615,512
					3,967,443
United Arab Emirates 0.3%
DAE Funding LLC, Gtd. Notes, 144A(aa)	4.500	08/01/22		1,875	1,804,688
United Kingdom 7.3%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	425	599,717
Boparan Finance PLC,
Sr. Sec’d. Notes	5.250	07/15/19	GBP	1,700	2,326,269
Sr. Sec’d. Notes(aa)	5.500	07/15/21	GBP	1,575	2,057,381

CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	2,575	3,562,995
EC Finance PLC, First Lien, 144A	2.375	11/15/22	EUR	950	1,151,842
Grainger PLC, Sr. Sec’d. Notes(aa)	5.000	12/16/20	GBP	4,565	6,799,259
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%(aa)	5.036(c)	07/15/20	GBP	182	249,461
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(aa)	4.250	11/15/19		1,850	1,863,875
Jerrold Finco PLC, First Lien, 144A(aa)	6.250	09/15/21	GBP	1,850	2,615,678
Jewel UK Bondco PLC, First Lien, 144A	8.500	04/15/23	GBP	2,025	2,787,835
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes(aa)	5.750	02/17/20	GBP	1,370	1,980,396

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

McLaren Finance PLC, Sr. Sec’d. Notes, 144A(aa)	5.000%	08/01/22	GBP	3,125	$ 4,267,281
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes(aa)	6.750	02/01/20	GBP	2,400	3,333,012
Newday Bondco PLC,
First Lien, 144A, 3 Month GBP LIBOR + 6.500%(aa)	7.022(c)	02/01/23	GBP	1,250	1,617,099
Sr. Sec’d. Notes, 144A(aa)	7.375	02/01/24	GBP	1,000	1,307,602
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875	03/15/22	GBP	1,275	1,738,628
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	4.981(c)	03/15/22	GBP	925	1,266,770

TVL Finance PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.875%	5.422(c)	05/15/23	GBP	1,200	1,645,178
Voyage Care Bondco PLC, Sec’d. Notes, 144A	5.875	05/01/23	GBP	1,600	2,202,446
Wagamama Finance PLC, First Lien, 144A	4.125	07/01/22	GBP	1,250	1,660,655
William Hill PLC, Gtd. Notes(aa)	4.250	06/05/20	GBP	2,500	3,549,913
					48,583,292
United States 76.7%
A. Schulman, Inc., Gtd. Notes(aa)	6.875	06/01/23		950	997,500
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22		600	600,000
Gtd. Notes(aa)	5.625	02/15/23		2,875	2,904,612

AK Steel Corp., Sr. Sec’d. Notes	7.500	07/15/23		600	630,000
Alliance Data Systems Corp.,
Gtd. Notes, 144A(aa)	5.375	08/01/22		2,815	2,829,075
Gtd. Notes, 144A, MTN	5.875	11/01/21		3,100	3,154,250

Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes(aa)	7.875	12/15/24		2,650	2,742,750
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375	07/15/23		3,530	3,534,412
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	02/15/22		600	607,500
AMC Networks, Inc., Gtd. Notes(aa)	4.750	12/15/22		1,400	1,407,000
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750	11/15/19		2,800	2,954,000

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	450	$ 447,750
Anixter, Inc., Gtd. Notes(aa)	5.625	05/01/19	1,000	1,017,500
Antero Resources Corp.,
Gtd. Notes(aa)	5.375	11/01/21	1,125	1,137,994
Gtd. Notes	5.625	06/01/23	550	561,688

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	5,336	5,736,200
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/21	4,725	4,713,187
AV Homes, Inc., Gtd. Notes(aa)	6.625	05/15/22	2,475	2,533,781
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000	10/01/24	450	452,250
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	1,100	1,087,284
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	03/15/22	5,750	6,189,875
Blue Cube Spinco, Inc., Gtd. Notes	9.750	10/15/23	225	258,750
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.125	07/15/21	3,215	3,206,962
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	300	294,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24	650	653,656
Sr. Unsec’d. Notes(aa)	5.375	01/15/23	3,025	2,900,219
Sr. Unsec’d. Notes(aa)	5.500	02/01/24	2,600	2,385,500

Carmike Cinemas, Inc., Sec’d. Notes, 144A(aa)	6.000	06/15/23	2,750	2,846,250
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,775	4,858,562
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	5.250	09/30/22	3,800	3,859,375
Sr. Unsec’d. Notes, 144A(aa)	4.000	03/01/23	2,060	1,987,900
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23	8,000	8,037,600
Sr. Unsec’d. Notes, 144A(aa)	5.875	04/01/24	1,360	1,378,904

CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22	1,475	1,150,500
Centene Corp., Sr. Unsec’d. Notes(aa)	5.625	02/15/21	1,325	1,359,781

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CenturyLink, Inc., Sr. Unsec’d. Notes, Series S(aa)	6.450%	06/15/21		3,710	$ 3,791,156
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21		5,725	5,659,449
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		3,470	3,435,300
Chemours Co. (The),
Gtd. Notes(aa)	6.625	05/15/23		8,880	9,335,100
Gtd. Notes	7.000	05/15/25		500	538,125
CHS/Community Health Systems, Inc.,
Gtd. Notes(aa)	6.875	02/01/22		900	488,520
Gtd. Notes(aa)	7.125	07/15/20		750	592,500
Gtd. Notes(aa)	8.000	11/15/19		4,133	3,761,030
Sr. Sec’d. Notes(aa)	6.250	03/31/23		1,825	1,665,313

CIT Group, Inc., Sr. Unsec’d. Notes	5.250	03/07/25		1,100	1,123,375
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750	02/15/20		4,825	5,114,500
Clean Harbors, Inc., Gtd. Notes(aa)	5.125	06/01/21		1,800	1,811,250
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(aa)	6.500	11/15/22		2,715	2,769,300
Gtd. Notes, Series A(aa)	7.625	03/15/20		1,210	1,213,025
Gtd. Notes, Series B	6.500	11/15/22		900	921,375
Gtd. Notes, Series B(aa)	7.625	03/15/20		1,845	1,849,613

Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/24		3,250	3,168,750
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22		3,518	3,535,590
Gtd. Notes(aa)	8.000	04/01/23		2,350	2,473,375

CommScope, Inc., Gtd. Notes, 144A(aa)	5.000	06/15/21		1,425	1,435,688
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	2,800	3,482,713
Coty, Inc., Sr. Unsec’d. Notes, 144A	4.000	04/15/23	EUR	4,675	5,703,896
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A(aa)	8.875	10/15/21		2,392	2,511,600
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21		1,225	1,238,781
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(aa)	5.875	06/15/21		4,590	4,722,352

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Dell International LLC/EMC Corp., (cont’d.)
Gtd. Notes, 144A(aa)	7.125%	06/15/24	3,180	$ 3,386,700

Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	600	627,000
DISH DBS Corp.,
Gtd. Notes(aa)	5.125	05/01/20	5,535	5,507,325
Gtd. Notes	5.875	07/15/22	585	538,054
Gtd. Notes(aa)	6.750	06/01/21	4,005	3,984,975
DPL, Inc.,
Sr. Unsec’d. Notes(aa)	6.750	10/01/19	2,302	2,371,060
Sr. Unsec’d. Notes(aa)	7.250	10/15/21	2,400	2,610,240

Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23	2,600	2,746,250
EMC Corp., Sr. Unsec’d. Notes(aa)	2.650	06/01/20	1,665	1,616,881
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26	2,325	2,336,625
Endo Finance LLC, Gtd. Notes, 144A	5.750	01/15/22	225	184,500
EnPro Industries, Inc., Gtd. Notes	5.875	09/15/22	625	643,750
FBM Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	8.250	08/15/21	1,025	1,078,813
FelCor Lodging LP, Gtd. Notes(aa)	6.000	06/01/25	2,600	2,658,500
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	900	813,375
Sr. Unsec’d. Notes	6.750	01/15/22	800	754,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(aa)	8.625	06/15/20	1,000	920,000
Sr. Unsec’d. Notes(aa)	8.625	06/15/20	2,850	2,622,000
First Data Corp.,
Gtd. Notes, 144A	7.000	12/01/23	13,345	13,963,941
Sr. Sec’d. Notes, 144A	5.375	08/15/23	418	426,276

Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(aa)	6.000	05/15/23	2,175	2,126,062
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)(dd)	7.875	06/15/17	1,750	1,461,250
Sr. Unsec’d. Notes(d)(dd)	9.500	10/15/18	3,375	2,750,625
Sr. Unsec’d. Notes(d)(dd)	9.875	10/15/20	650	531,375
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	825	825,000

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes(aa)	7.000%	06/15/23		1,450	$ 1,464,500
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25		475	496,375
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24		1,675	1,700,125

Griffon Corp., Gtd. Notes	5.250	03/01/22		575	574,828
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250	02/15/21		5,000	5,256,250
HCA, Inc.,
Gtd. Notes(aa)	7.500	02/15/22		3,375	3,712,500
Sr. Sec’d. Notes(aa)	4.750	05/01/23		1,300	1,309,633
Sr. Sec’d. Notes(aa)	6.500	02/15/20		1,000	1,045,000

Heartside Group Holdings LLC/Heartside Finance Co., Gtd. Notes, 144A	6.500	05/01/22		1,150	1,185,938
Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375	02/01/22		895	870,388
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250	06/15/21		1,100	1,080,750
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125	05/01/21		815	821,113
Infor US, Inc.,
Gtd. Notes	5.750	05/15/22	EUR	200	244,901
Gtd. Notes(aa)	6.500	05/15/22		1,555	1,578,325
Sr. Sec’d. Notes, 144A(aa)	5.750	08/15/20		3,552	3,623,040

International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/22		3,025	3,174,359
International Wire Group, Inc., Sec’d. Notes, 144A(aa)	10.750	08/01/21		1,800	1,696,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22		1,175	1,286,625
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21		4,000	4,130,000

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		725	754,906
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(aa)	6.375	08/01/23		4,775	4,834,687
KB Home,
Gtd. Notes(aa)	4.750	05/15/19		1,500	1,507,500
Gtd. Notes(aa)	7.250	06/15/18		3,500	3,513,125

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
KB Home, (cont’d.)
Gtd. Notes	8.000%	03/15/20	350	$ 374,500

Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20	200	214,250
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(aa)	10.500	04/15/23	2,700	2,986,875
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	600	622,560
Gtd. Notes(aa)	5.625	10/15/23	4,500	4,674,375
Gtd. Notes(aa)	6.625	04/01/21	1,750	1,859,375
Gtd. Notes(aa)	7.000	05/01/20	250	265,000
Lennar Corp.,
Gtd. Notes(aa)	4.125	01/15/22	3,125	3,113,281
Gtd. Notes, 144A(aa)	8.375	05/15/18	5,550	5,550,000

Level 3 Financing, Inc., Gtd. Notes(aa)	6.125	01/15/21	7,025	7,112,812
LifePoint Health, Inc., Gtd. Notes(aa)	5.500	12/01/21	2,635	2,641,587
M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	3,125	3,214,844
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A	4.875	04/15/20	805	768,775
Gtd. Notes, 144A	5.750	08/01/22	2,470	2,056,275

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	5.500	04/15/21	5,285	5,344,456
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	1,050	1,042,125
Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	800	878,000
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	650	680,063
Gtd. Notes	6.625	12/15/21	325	347,750
Gtd. Notes(aa)	8.625	02/01/19	3,675	3,807,190

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	1,986	2,085,300
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	11/15/22	2,150	2,150,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000	08/01/18	3,000	3,000,600
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000	04/15/22	2,800	2,842,000

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes(aa)	6.500%	06/15/22		6,035	$ 6,200,962
Sr. Unsec’d. Notes	6.625	07/26/21		625	649,313

NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750	12/15/21		1,111	1,127,665
NCR Corp.,
Gtd. Notes	5.000	07/15/22		730	724,525
Gtd. Notes(aa)	6.375	12/15/23		6,280	6,499,800

Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000	10/15/21		525	354,375
New Home Co. Inc., (The), Gtd. Notes(aa)	7.250	04/01/22		1,850	1,896,306
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125	02/15/22		1,260	1,296,225
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A(aa)	4.375	08/15/22		1,450	1,442,750
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes(aa)	4.500	10/01/20		1,500	1,501,935
Gtd. Notes, 144A	5.000	04/15/22		2,140	2,156,264

Novelis Corp., Gtd. Notes, 144A	6.250	08/15/24		585	595,969
NRG Energy, Inc.,
Gtd. Notes(aa)	6.250	07/15/22		5,350	5,483,750
Gtd. Notes(aa)	6.250	05/01/24		3,560	3,680,150

Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375	08/15/20		1,703	1,711,515
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(aa)	5.625	02/15/24		3,235	3,269,453
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125	03/15/23		3,900	2,262,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(aa)	10.250	06/30/20		1,425	1,175,625
PQ Corp., Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/22		1,795	1,898,212
PSPC Escrow Corp., Sr. Unsec’d. Notes(aa)	6.000	02/01/23	EUR	4,904	6,158,648
Qwest Capital Funding, Inc., Gtd. Notes(aa)	6.500	11/15/18		3,150	3,201,187
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25		175	162,313
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,025	991,688

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Range Resources Corp.,
Gtd. Notes	5.000%	03/15/23	1,025	$ 986,050
Gtd. Notes	5.875	07/01/22	1,225	1,240,313

Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(aa)	5.250	12/01/21	1,725	1,746,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes(aa)	5.750	10/15/20	2,092	2,107,996
Sr. Sec’d. Notes, 144A	5.125	07/15/23	500	503,125

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	1,150	1,157,188
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	850	861,688
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A(aa)	5.625	04/15/20	1,895	1,961,912
Sr. Unsec’d. Notes, 144A(aa)	6.850	07/15/18	2,050	2,057,687

RSP Permian, Inc., Gtd. Notes(aa)	6.625	10/01/22	1,675	1,746,188
Sable International Finance Ltd., Gtd. Notes, 144A	6.875	08/01/22	1,000	1,051,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500	02/01/21	2,630	2,689,175
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23	225	225,563
SBA Communications Corp., Sr. Unsec’d. Notes, 144A(aa)	4.000	10/01/22	5,905	5,624,512
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	225	225,281
Gtd. Notes(aa)	6.625	05/15/21	3,925	4,003,500

Sealed Air Corp., Gtd. Notes, 144A(aa)	6.500	12/01/20	760	806,550
Select Medical Corp., Gtd. Notes(aa)	6.375	06/01/21	2,500	2,531,250
Sensata Technologies BV, Gtd. Notes, 144A	4.875	10/15/23	937	944,613
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375	05/01/22	2,375	2,450,762
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	1,750	1,851,150
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375	04/01/21	1,900	1,919,000
Gtd. Notes(aa)	6.125	10/01/22	2,270	2,335,262

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Sinclair Television Group, Inc., (cont’d.)
Gtd. Notes, 144A	5.625%	08/01/24	1,210	$ 1,197,900

Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875	08/01/22	550	533,500
Springs Industries, Inc., Sr. Sec’d. Notes(aa)	6.250	06/01/21	4,938	5,005,897
Sprint Communications, Inc., Sr. Unsec’d. Notes(aa)	6.000	11/15/22	1,735	1,771,869
Sprint Corp.,
Gtd. Notes(aa)	7.250	09/15/21	4,150	4,404,187
Gtd. Notes(aa)	7.875	09/15/23	3,170	3,399,825

StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	900	975,375
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(aa)	8.500	04/15/22	2,100	2,270,625
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(aa)	4.875	01/15/23	2,700	2,658,069
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	8.875	04/15/21	2,938	3,018,795
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.250	04/15/21	3,250	3,274,375
Gtd. Notes, 144A(aa)	5.625	03/01/24	2,783	2,783,000
Gtd. Notes, 144A	5.875	04/15/23	425	434,563

TEGNA, Inc., Gtd. Notes(aa)	6.375	10/15/23	3,290	3,396,925
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	175	172,375
Sr. Sec’d. Notes(aa)	4.750	06/01/20	1,825	1,834,125
Sr. Sec’d. Notes	6.000	10/01/20	900	928,845
Sr. Sec’d. Notes, 144A(aa)	4.625	07/15/24	2,650	2,557,515
Sr. Unsec’d. Notes	6.750	02/01/20	550	566,500
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	8,675	8,528,609
Sr. Unsec’d. Notes	8.125	04/01/22	550	572,688

TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	3,035	3,304,356
T-Mobile USA, Inc., Gtd. Notes(aa)	6.375	03/01/25	1,280	1,344,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	600	597,000
TransDigm, Inc., Gtd. Notes(aa)	6.000	07/15/22	3,825	3,872,812

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875%	07/01/21	2,900	$ 2,907,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	850	851,063
Tribune Media Co., Gtd. Notes(aa)	5.875	07/15/22	4,785	4,844,812
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A(aa)	4.750	08/01/22	450	454,500
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	05/15/23	420	399,000
Sr. Sec’d. Notes, 144A(aa)	6.750	09/15/22	3,813	3,908,325

Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/22	650	674,375
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	400	414,880
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000	10/15/23	878	976,219
Vistra Energy Corp.,
Gtd. Notes(aa)	7.375	11/01/22	7,150	7,534,312
Gtd. Notes(aa)	7.625	11/01/24	4,450	4,783,750
Gtd. Notes	8.034	02/02/24	925	966,625

W.R. Grace & Co., Gtd. Notes, 144A	5.125	10/01/21	800	821,832
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	1,150	1,116,938
William Lyon Homes, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	09/01/23	2,225	2,222,530
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	275	286,688
Sr. Unsec’d. Notes	8.250	08/01/23	550	624,250

XPO Logistics, Inc., Gtd. Notes, 144A(aa)	6.500	06/15/22	1,125	1,161,563
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000	04/01/23	1,545	1,591,350
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	1,610	1,771,000
				507,918,381

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Zambia 1.0%
First Quantum Minerals Ltd., Gtd. Notes, 144A	7.000%	02/15/21		6,380	$ 6,394,227
Total Corporate Bonds (cost $740,656,929)					738,142,980
Sovereign Bonds 2.1%
Argentina 0.4%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.250	04/22/19		3,000	3,054,000
Brazil 0.3%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,792,296
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		1,405	1,484,383
Lebanon 0.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		2,000	1,902,740
Sr. Unsec’d. Notes, GMTN	5.450	11/28/19		805	792,624
Sr. Unsec’d. Notes, GMTN	6.000	05/20/19		500	499,850
					3,195,214
Turkey 0.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.125	03/25/22		1,500	1,516,575
Sr. Unsec’d. Notes	5.625	03/30/21		1,000	1,031,292
Sr. Unsec’d. Notes	6.250	09/26/22		1,750	1,839,708
					4,387,575
Total Sovereign Bonds (cost $14,049,195)					13,913,468

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $878,862)	22,038	$ 679,101

Total Long-Term Investments (cost $876,513,841)		877,669,119
Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,381,844)(w)	5,381,844	5,381,844

TOTAL INVESTMENTS 133.4% (cost $881,895,685)		883,050,963
Liabilities in excess of other assets (33.4)%		(221,158,057)

Net Assets 100.0%		$ 661,892,906

The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
PIK—Payment-in-Kind
EUR—Euro
GBP—British Pound
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(aa)	Represents security, or a portion thereof, with aggregate value of $504,542,574 segregated as collateral for amount of $243,000,000 borrowed and outstanding as of April 30, 2018.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries issued a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. had agreed to participate in a backstop commitment of $6,325,000 for the new bond offering. Under the commitment agreement, the Fund would have been obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $316,250 in conjunction with this commitment. As of November 17, 2017, the agreement was terminated and PGIM, Inc. was not obligated to purchase any unsubscribed shares of the bond offering.
(p)	Interest rate not available as of April 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Forward foreign currency exchange contracts outstanding at April 30, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 05/02/18	Barclays Capital Group	GBP	8,845	$ 12,355,491	$ 12,176,553	$—	$ (178,938)
Expiring 05/02/18	Citigroup Global Markets	GBP	8,845	12,361,771	12,176,553	—	(185,218)
Expiring 05/02/18	Goldman Sachs & Co.	GBP	8,845	12,368,847	12,176,553	—	(192,294)
Expiring 05/02/18	Hong Kong & Shanghai Bank	GBP	8,845	12,360,975	12,176,553	—	(184,422)
Expiring 05/02/18	JPMorgan Chase	GBP	8,845	12,363,407	12,176,553	—	(186,854)
Expiring 05/02/18	Morgan Stanley	GBP	8,845	12,360,533	12,176,553	—	(183,980)
Expiring 05/02/18	UBS AG	GBP	8,845	12,354,624	12,176,553	—	(178,071)
Euro,
Expiring 05/02/18	Bank of America	EUR	9,993	12,210,737	12,068,013	—	(142,724)
Expiring 05/02/18	Barclays Capital Group	EUR	9,993	12,215,933	12,068,013	—	(147,920)
Expiring 05/02/18	Citigroup Global Markets	EUR	9,993	12,222,779	12,068,013	—	(154,766)
Expiring 05/02/18	Credit Suisse First Boston Corp.	EUR	9,993	12,223,958	12,068,013	—	(155,945)
Expiring 05/02/18	Credit Suisse First Boston Corp.	EUR	2,404	2,977,972	2,903,315	—	(74,657)
Expiring 05/02/18	Goldman Sachs & Co.	EUR	9,993	12,223,928	12,068,013	—	(155,915)
Expiring 05/02/18	Hong Kong & Shanghai Bank	EUR	9,993	12,219,831	12,068,013	—	(151,818)
Expiring 05/02/18	JPMorgan Chase	EUR	9,993	12,216,533	12,068,013	—	(148,520)
Expiring 05/02/18	Morgan Stanley	EUR	9,993	12,223,228	12,068,013	—	(155,215)
Expiring 05/02/18	UBS AG	EUR	9,993	12,217,182	12,068,013	—	(149,169)
				$199,477,729	$196,751,303	—	(2,726,426)

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 05/02/18	Barclays Capital Group	GBP	632	$ 905,414	$ 869,382	$ 36,032	$ —
Expiring 05/02/18	Citigroup Global Markets	GBP	10,119	14,325,353	13,931,592	393,761	—
Expiring 05/02/18	Goldman Sachs & Co.	GBP	10,119	14,343,669	13,931,592	412,077	—
Expiring 05/02/18	Hong Kong & Shanghai Bank	GBP	10,119	14,347,414	13,931,592	415,822	—
Expiring 05/02/18	JPMorgan Chase	GBP	10,120	14,336,788	13,931,592	405,196	—
Expiring 05/02/18	Morgan Stanley	GBP	10,120	14,328,591	13,931,592	396,999	—
Expiring 05/02/18	UBS AG	GBP	10,119	14,343,680	13,931,592	412,088	—
Expiring 05/02/18	UBS AG	GBP	564	792,580	776,939	15,641	—
Expiring 06/04/18	Barclays Capital Group	GBP	8,845	12,372,827	12,197,352	175,475	—
Expiring 06/04/18	Citigroup Global Markets	GBP	8,845	12,379,107	12,197,352	181,755	—
Expiring 06/04/18	Goldman Sachs & Co.	GBP	8,845	12,386,183	12,197,352	188,831	—
Expiring 06/04/18	Hong Kong & Shanghai Bank	GBP	8,845	12,378,134	12,197,352	180,782	—
Expiring 06/04/18	JPMorgan Chase	GBP	8,845	12,360,091	12,197,352	162,739	—
Expiring 06/04/18	Morgan Stanley	GBP	8,845	12,377,780	12,197,352	180,428	—
Expiring 06/04/18	UBS AG	GBP	8,845	12,372,120	12,197,352	174,768	—
Expiring 06/04/18	UBS AG	GBP	480	661,745	661,625	120	—
Euro,
Expiring 05/02/18	Bank of America	EUR	9,758	12,131,575	11,783,686	347,889	—
Expiring 05/02/18	Barclays Capital Group	EUR	9,758	12,136,356	11,783,686	352,670	—
Expiring 05/02/18	Citigroup Global Markets	EUR	9,758	12,137,332	11,783,686	353,646	—
Expiring 05/02/18	Credit Suisse First Boston Corp.	EUR	9,758	12,130,063	11,783,687	346,376	—
Expiring 05/02/18	Goldman Sachs & Co.	EUR	9,758	12,137,723	11,783,687	354,036	—
Expiring 05/02/18	Hong Kong & Shanghai Bank	EUR	9,758	12,134,405	11,783,687	350,718	—
Expiring 05/02/18	JPMorgan Chase	EUR	9,758	12,125,086	11,783,687	341,399	—
Expiring 05/02/18	Morgan Stanley	EUR	9,758	12,126,598	11,783,686	342,912	—
Expiring 05/02/18	UBS AG	EUR	9,758	12,131,965	11,783,686	348,279	—
Expiring 05/02/18	UBS AG	EUR	4,523	5,559,939	5,462,256	97,683	—
Expiring 06/04/18	Bank of America	EUR	9,993	12,239,018	12,100,585	138,433	—

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro,
Expiring 06/04/18	Barclays Capital Group	EUR	9,993	$ 12,244,854	$ 12,100,585	$ 144,269	$ —
Expiring 06/04/18	Citigroup Global Markets	EUR	9,993	12,251,760	12,100,585	151,175	—
Expiring 06/04/18	Credit Suisse First Boston Corp.	EUR	9,993	12,252,619	12,100,585	152,034	—
Expiring 06/04/18	Goldman Sachs & Co.	EUR	9,993	12,252,859	12,100,585	152,274	—
Expiring 06/04/18	Hong Kong & Shanghai Bank	EUR	9,993	12,248,662	12,100,585	148,077	—
Expiring 06/04/18	JPMorgan Chase	EUR	9,993	12,245,514	12,100,585	144,929	—
Expiring 06/04/18	Morgan Stanley	EUR	9,993	12,252,210	12,100,586	151,624	—
Expiring 06/04/18	UBS AG	EUR	9,993	12,246,314	12,100,586	145,728	—
Expiring 06/04/18	UBS AG	EUR	929	1,124,967	1,124,911	56	—
				$401,121,295	$392,824,574	8,296,721	—
						$8,296,721	$(2,726,426)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$ —	$124,933,570	$—
Corporate Bonds
Argentina	—	2,893,957	—
Australia	—	5,377,358	—
Brazil	—	16,135,911	—
Canada	—	47,280,748	—
Chile	—	4,136,040	—
China	—	640,625	—
France	—	14,848,941	—
Germany	—	13,138,330	—

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Guatemala	$ —	$ 1,037,320	$—
Ireland	—	11,039,027	—
Israel	—	1,748,705	—
Italy	—	2,881,005	—
Jamaica	—	2,152,063	—
Luxembourg	—	14,305,401	—
Netherlands	—	11,305,374	—
Russia	—	13,195,328	—
South Africa	—	3,728,425	—
Sweden	—	3,630,391	—
Turkey	—	3,967,443	—
United Arab Emirates	—	1,804,688	—
United Kingdom	—	48,583,292	—
United States	—	507,918,381	—
Zambia	—	6,394,227	—
Sovereign Bonds
Argentina	—	3,054,000	—
Brazil	—	1,792,296	—
Dominican Republic	—	1,484,383	—
Lebanon	—	3,195,214	—
Turkey	—	4,387,575	—
Common Stock	679,101	—	—
Affiliated Mutual Fund	5,381,844	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	5,570,295	—
Total	$6,060,945	$882,560,313	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:
Media	13.3%
Healthcare-Services	8.1
Oil & Gas	8.0
Home Builders	7.7
Retail	7.4
Telecommunications	7.0
Electric	6.9
Chemicals	6.1
Software	5.3%
Entertainment	4.7
Foods	3.4
Diversified Financial Services	3.3
Technology	3.3
Packaging & Containers	2.9
Healthcare & Pharmaceuticals	2.8
Mining	2.5

PGIM Global Short Duration High Yield Fund, Inc.
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Industry Classification (continued):
Computers	2.5%
Commercial Services	2.5
Miscellaneous Manufacturing	2.4
Auto Parts & Equipment	2.4
Sovereign	2.1
Lodging	1.9
Real Estate	1.9
Real Estate Investment Trusts (REITs)	1.9
Consumer Services	1.9
Capital Goods	1.8
Iron/Steel	1.5
Pipelines	1.3
Building Materials	1.1
Banks	1.1
Forest Products & Paper	1.0
Auto Manufacturers	0.9
Textiles	0.9
Cosmetics/Personal Care	0.9
Other Industry	0.9
Internet	0.8
Supermarkets	0.8
Affiliated Mutual Fund	0.8
Aerospace & Defense	0.7
Semiconductors	0.7%
Trucking & Leasing	0.7
Environmental Control	0.6
Leisure Time	0.5
Healthcare-Products	0.5
Advertising	0.5
Machinery-Diversified	0.5
Metal Fabricate/Hardware	0.4
Gas	0.4
Pharmaceuticals	0.4
Distribution/Wholesale	0.3
Restaurants	0.3
Non-Captive Finance	0.3
Cable	0.3
Transportation	0.2
Engineering & Construction	0.1
Tobacco	0.0*
133.4
Liabilities in excess of other assets	(33.4)
100.0%

*	Less than +/- 0.05%

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’smost recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PGIM Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 25, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 25, 2018

* Print the name and title of each signing officer under his or her signature.